Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 228		$ (5,939,864)	$ (5,939,636)
Balance (in Shares) at Dec. 31, 2022	2,283,976
Accretion for redeemable common stock to redemption value			(2,688,399)	(2,688,399)
Excise tax on redemption of Class A common stock			(583,520)	(583,520)
Net loss			(54,322)	(54,322)
Balance at Dec. 31, 2023	$ 228		(9,266,105)	(9,265,877)
Balance (in Shares) at Dec. 31, 2023	2,283,976
Accretion for redeemable common stock to redemption value			(514,400)	(514,400)
Excise tax on redemption of Class A common stock			(122,061)	(122,061)
Net loss			(899,927)	(899,927)
Balance at Dec. 31, 2024	$ 228		$ (10,802,493)	$ (10,802,265)
Balance (in Shares) at Dec. 31, 2024	2,283,976